Summary of Non-Vested Performance Based Restricted Shares (Details) - 12 months ended Dec. 31, 2014 - Performance Based Restricted Shares - $ / shares	Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares, Beginning Balance	968,059
Granted	352,300
Vested	(128,432)
Canceled	(401,153)
Non-vested shares, Ending Balance	790,774
Weighted average fair value at date of grant, Granted	$ 22.69
Weighted average fair value at date of grant, Vested	10.71
Weighted average fair value at date of grant, Canceled	$ 12.83